Post-employment Benefits - Summary of Defined Benefit Obligation and Fair Value of Plan Assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	R$ 540	R$ 480
Interest on actuarial obligation	45,567	45,601
Actuarial (gain) loss arising from financial assumptions	58,250	(211,030)
Actuarial loss (gain) arising from experience adjustment	(30,267)	1,216
Employer contributions	(214)	(215)	R$ (459)
Actuarial (loss) gain arising from experience adjustment	(14)
Net defined benefit liability	728,548	704,642
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	1,249,630	1,012,792
Current service cost	540	480
Interest on actuarial obligation	89,253	91,849
Actuarial (gain) loss arising from financial assumptions	(58,250)	211,030
Actuarial loss (gain) arising from experience adjustment	30,267	(1,216)
Actuarial (loss) gain arising from experience adjustment	14
Benefit payments	(62,298)	(65,305)
Ending balance	1,249,156	1,249,630	1,012,792
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(544,988)	(433,174)
Interest on actuarial obligation	(38,452)	(39,299)
Return on investments in the year (excluding interest income)	34,370	(105,417)
Employer contributions	(33,836)	(32,403)
Benefit payments	62,298	65,305
Ending balance	R$ (520,608)	R$ (544,988)	R$ (433,174)